Related Parties - Schedule of Related-party Balances (Details) - JPY (¥) ¥ in Millions				3 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsidiaries of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Name of related party				Monex Finance Corporation
Detail of transaction	[1],[2]			Borrowing(3)(4)
Related-party transaction		¥ 2,300	¥ 751
Associates of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Name of related party				Monex,Inc.
Detail of transaction				Provision of sales service
Related-party transaction		¥ 2	¥ 5
Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Name of related party				Monex Group, Inc.
Detail of transaction	[3]			Business management service fee(2)
Related-party transaction					¥ 156
Subsidiaries of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Name of related party				Monex Finance Corporation
Detail of transaction				Interest expense
Related-party transaction				¥ 22	4
Associates of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Name of related party				Monex, Inc.
Detail of transaction	[4]			Transaction revenue(1)
Related-party transaction				¥ 1,715	1,619
Associates of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Detail of transaction	[4]			Cost of sales(1)
Related-party transaction				¥ 1,710	1,614
Associates of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Detail of transaction				Provision of sales service
Related-party transaction				¥ 6	15
Associates of Parent Company [Member]
Schedule of Related-party Balances [Line Items]
Detail of transaction	[5]			Derivative gains(5)
Related-party transaction					¥ 23

[1]	Coincheck Parent entered into its own commitment line contract of ¥2,304 million as a debtor with Monex Finance Corporation for the purpose of operating capital as of March 31, 2025 and June 30, 2025, respectively. The balance outstanding under this was ¥751 million and ¥1,800 million as of March 31, 2025 and June 30, 2025, respectively. The interest rate under this was 5.68% for the three months ended June 30, 2025.
[2]	Coincheck entered into a line of credit of ¥6,000 million with Monex Finance Corporation, with aggregate commitments as of March 31 and June 30, 2025, respectively. The outstanding under this arrangement were ¥nil million and ¥500 million as of March 31, 2025 and June 30, 2025, respectively. The interest rate under this was 1.75% for the three months ended June 30, 2025.
[3]	Business management service fee represents the considerations for guidance and support on general management and other consulting services provided by Monex, the parent company of Coincheck (prior to the Business Combination). The services include support on registration of cryptocurrency exchange business and negotiation with the Financial Services Agency necessary for continuing registration, assistance in cyber security risk management, and maintaining relationship with relevant financial institutions. According to the business management service fee agreements, the considerations were calculated based on 5% of Coincheck’s total revenue net of cost of sales (variable fees). This agreement was terminated in November 2024.
[4]	Certain of Coincheck’s managing directors and related parties purchase or sell crypto assets on Coincheck’s marketplace platform. The transactions for the three months ended June 30, 2024 and 2025, were made on terms equivalent to those that prevail in arm’s-length transactions. The Company recognized the corresponding transaction revenue amounting to ¥1,619 million and ¥1,715 million for the three months ended June 30, 2024 and 2025, respectively.
[5]	The derivative transaction is a forward exchange transaction between the USD and the Japanese yen. Realized gain of ¥23 million recognized in the condensed consolidated interim statement of profit or loss and other comprehensive income is included in the “Transaction amount” of the derivative transaction for the three months ended June 30, 2024. The fair value gain of the open foreign exchange forward transaction was ¥1 million as of June 30, 2024 with the principal amount of ¥43 million. There was no derivative transactions for the three months ended June 30, 2025.